Goodwill and intangible assets - Impairment testing (Details) - USD ($) $ in Millions	Dec. 31, 2025	Oct. 01, 2025	Dec. 31, 2024	Oct. 01, 2024
Disclosure of information for cash-generating units [line items]
Goodwill and intangible assets	$ 13,107		$ 12,384
HSBC UK Bank plc | Hong Kong
Disclosure of information for cash-generating units [line items]
Carrying amount		$ 29,022
Value in use		82,529
HSBC UK Bank plc – WPB | Hong Kong
Disclosure of information for cash-generating units [line items]
Carrying amount				$ 12,785
Value in use				27,118
Goodwill
Disclosure of information for cash-generating units [line items]
Goodwill and intangible assets	$ 4,419	1,800	$ 4,118	1,500
Goodwill | HSBC UK Bank plc | Hong Kong
Disclosure of information for cash-generating units [line items]
Goodwill and intangible assets		$ 2,639
Discount rate		9.30%
Growth rate beyond initial cash flow		2.10%
Goodwill | HSBC UK Bank plc – WPB | Hong Kong
Disclosure of information for cash-generating units [line items]
Goodwill and intangible assets				$ 2,843
Discount rate				10.60%
Growth rate beyond initial cash flow				2.00%